Deposits (Tables)	12 Months Ended
Dec. 31, 2018
Deposits [Abstract]
Schedule of Deposits

Deposits consist of the following:

(Dollars in thousands)	December 31,
	2018	2017
Demand, non-interest bearing	$126,057	$115,911
Interest-bearing demand and money market	147,413	122,407
Savings	99,236	98,966
Time deposits, $250,000 or more	8,368	8,456
Other time deposits	140,648	131,928
	$521,722	$477,668

Schedule of Maturities of Time Deposits

Aggregate amount of scheduled maturities of time deposits as of December 31, 2018 include the following:

(Dollars in thousands)
	Time Deposits
Maturing in:	$250,000 or more	Other	Total Time Deposits
2019	$3,538	$49,056	$52,594
2020	2,715	34,817	37,532
2021	513	21,694	22,207
2022	-	9,503	9,503
2023	607	11,070	11,677
Later	995	14,508	15,503
	$8,368	$140,648	$149,016